Inventory (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Inventory Disclosure [Abstract]
Finished Inventory	$ 71,205	$ 77,517	$ 216,711	$ 290,368
Raw Materials and Packaging	6,185	4,795	7,984	0
Total Inventory	$ 77,390	$ 82,321	$ 224,695	$ 290,368